FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT – By group and by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Financial assets	$ 51,045	$ 67,832
Financial liabilities	12,278	11,511
Financial instruments, net	38,767	56,321
U.S. dollar
Financial instruments
Financial assets	48,961	65,327
Financial liabilities	11,786	11,382
Financial instruments, net	37,175	53,945
Other Currencies
Financial instruments
Financial assets	2,084	2,505
Financial liabilities	492	129
Financial instruments, net	1,592	2,376
Accounts payable
Financial instruments
Financial liabilities	4,805	60
Accounts payable | U.S. dollar
Financial instruments
Financial liabilities	4,333
Accounts payable | Other Currencies
Financial instruments
Financial liabilities	472
Accounts payable and accrued expenses
Financial instruments
Financial liabilities	6,025	3,356
Accounts payable and accrued expenses | U.S. dollar
Financial instruments
Financial liabilities	6,005	3,227
Accounts payable and accrued expenses | Other Currencies
Financial instruments
Financial liabilities	20	129
Accrued expenses and other current liabilities
Financial instruments
Financial liabilities	6,025	3,296
Derivative financial instruments.
Financial instruments
Financial liabilities	448	6,155
Derivative financial instruments. | U.S. dollar
Financial instruments
Financial liabilities	448	6,155
Payable in respect of intangible asset purchase
Financial instruments
Financial liabilities	1,000	2,000
Payable in respect of intangible asset purchase | U.S. dollar
Financial instruments
Financial liabilities	1,000	2,000
Financial liabilities at fair value through profit or loss
Financial instruments
Financial liabilities	448	6,155
Financial liabilities at fair value through profit or loss | Derivative financial instruments.
Financial instruments
Financial liabilities	448	6,155
Financial liabilities at amortised cost
Financial instruments
Financial liabilities	11,830	5,356
Financial liabilities at amortised cost | Accounts payable
Financial instruments
Financial liabilities	4,805	60
Financial liabilities at amortised cost | Accrued expenses and other current liabilities
Financial instruments
Financial liabilities	6,025	3,296
Financial liabilities at amortised cost | Payable in respect of intangible asset purchase
Financial instruments
Financial liabilities	1,000	2,000
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	16,587	12,313
Loans and receivables
Financial instruments
Financial assets	34,458	55,519
Cash and cash equivalents
Financial instruments
Financial assets	16,455	53,786
Cash and cash equivalents | U.S. dollar
Financial instruments
Financial assets	15,319	51,936
Cash and cash equivalents | Other Currencies
Financial instruments
Financial assets	1,136	1,850
Cash and cash equivalents | Loans and receivables
Financial instruments
Financial assets	16,455	53,786
Bank deposits
Financial instruments
Financial assets	13,315	192
Bank deposits | U.S. dollar
Financial instruments
Financial assets	13,101
Bank deposits | Other Currencies
Financial instruments
Financial assets	214	192
Bank deposits | Loans and receivables
Financial instruments
Financial assets	13,315	192
Trade receivables
Financial instruments
Financial assets	1,528	99
Trade receivables | U.S. dollar
Financial instruments
Financial assets	1,528
Trade receivables | Loans and receivables
Financial instruments
Financial assets	1,528	99
Other receivables (except prepaid expenses)
Financial instruments
Financial assets	3,160	1,442
Other receivables (except prepaid expenses) | U.S. dollar
Financial instruments
Financial assets	2,426
Other receivables (except prepaid expenses) | Other Currencies
Financial instruments
Financial assets	734
Other receivables (except prepaid expenses) | Loans and receivables
Financial instruments
Financial assets	3,160	1,442
Financial assets at fair value through profit or loss
Financial instruments
Financial assets	16,587	12,313
Financial assets at fair value through profit or loss | U.S. dollar
Financial instruments
Financial assets	16,587	12,313
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
Financial instruments
Financial assets	$ 16,587	12,313
Receivables (except prepaid expenses)
Financial instruments
Financial assets		1,541
Receivables (except prepaid expenses) | U.S. dollar
Financial instruments
Financial assets		1,078
Receivables (except prepaid expenses) | Other Currencies
Financial instruments
Financial assets		$ 463